Disposal of Shanghai Jingyue (Tables)	6 Months Ended
Jun. 30, 2025
Disposal of Shanghai Jingyue [Abstract]
Schedule of Aggregated Financial Results of the Discontinued Operations

For the period from January 1, 2025 through June 27, 2025 and for the six months ended June 30, 2024, the aggregated financial results of the discontinued operations, after intercompany elimination, are as the following:

	For the Period from January 1, 2025 through June 27, 2025	For the Six Months Ended June 30, 2024
Revenues	$118,160	$1,484,346
Cost of revenues	(22,798)	(4,881,569)
Gross profit (loss)	95,362	(3,397,223)
Total operating expenses	(718,978)	(5,388,459)
Total other expenses, net	(52,042)	(286,079)
Loss before income taxes from operations of discontinued operation	(675,658)	(9,071,761)
Gain on disposal of discontinued operation (a)	4,760,997	—
Income tax (expenses) benefits	(497,968)	1,818,778
Net income (loss) from discontinued operation	$3,587,371	$(7,252,983)
(a)	As of June 27, 2025, Shanghai Jingyue reported net asset deficits of $3,598,341. Together with the realized accumulated comprehensive other loss upon disposal of Shanghai Jingyue, the loss on inventory purchase and the gain on waiver of liabilities, the Company recorded a total gain on disposal of Shanghai Jingyue of $4,760,997, before the income tax expenses in relation to the disposal of $301,704.

As of December 31, 2024, major classes of assets and liabilities of the discontinued operation, after intercompany elimination, are as following:

December 31, 2024
ASSETS
Cash and cash equivalents	$139,276
Accounts receivable	156,020
Prepayments and other current assets	108,532
Inventories	264,630
Property and equipment, net	307,626
Right of use assets, net	1,102,625
Deferred tax assets	2,378,810
Other non-current assets	415,818
Assets of discontinued operations	$4,873,337

Liabilities
Accounts payable	$116
Contract liabilities	17,716
Income tax payable	662,366
Lease liabilities	976,518
Other payable and accrued expenses	507,149
Due to related parties	4,709,720
Liabilities of discontinued operations	$6,873,585